Employee benefits (Details 4) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation without effect of projected salary growth	₨ 1,795
Add: Effect of salary growth	833
Defined benefit obligation with projected salary growth	2,628	₨ 2,349	₨ 2,200
50 basis points increase | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,559
50 basis points increase | Salary growth
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,698
50 basis points decrease | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,700
50 basis points decrease | Salary growth
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	₨ 2,560